ALLOWANCE FOR CREDIT LOSSES	12 Months Ended
Dec. 31, 2020
ALLOWANCE FOR CREDIT LOSSES
ALLOWANCE FOR CREDIT LOSSES

3. ALLOWANCE FOR CREDIT LOSSES

Allowance for credit losses is comprised of allowances for accounts receivable trade, advances to suppliers and other receivables.

Accounts receivable trade, net consisted of the following:

	At December 31,	At December 31,
	2019	2020
	$	$
Accounts receivable trade, gross	466,360	449,251
Allowance for credit losses	(29,545)	(40,293)
Accounts receivable trade, net	436,815	408,958

Advances to suppliers, net consisted of the following:

	At December 31,	At December 31,
	2019	2020
	$	$
Advances to suppliers, gross	109,156	299,019
Allowance for credit losses	(20,281)	(19,700)
Advances to suppliers, net	88,875	279,319

Other receivable, net consisted of the following:

	At December 31,	At December 31,
	2019	2020
	$	$
Other receivable, gross	181,524	238,779
Allowance for credit losses	(11,431)	(8,802)
Other receivable, net	170,093	229,977

3. ALLOWANCE FOR CREDIT LOSSES (Continued)

The following table presents the change in the allowances for credit losses related to the Company’s accounts receivable trade and advances to suppliers during 2020:

		Advances to
	Accounts Receivable	Suppliers and
	Trade	Other Receivable
	$	$
Balance as of December 31, 2017	32,941	29,111
Allowances made during the year, net	869	2,112
Accounts written-off against allowances	(297)	—
Foreign exchange effect	(780)	(593)
Balance as of December 31, 2018	32,733	30,630
Allowances made (reversed) during the year, net	(1,386)	2,657
Accounts written-off against allowances	(309)	(1,452)
Foreign exchange effect	(1,493)	(123)
Balance as of December 31, 2019	29,545	31,712
Cumulative-effect adjustment for the adoption of ASU 2016-13	—	—
Provision for credit losses, net	11,387	2,280
Writeoffs	(639)	(5,490)
Balance as of December 31, 2020	40,293	28,502